Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ 117,019	$ (176,522)	$ 79,545
Interest rate hedges:
Net income recognized in other comprehensive income (net of tax of $(413), $(483) and $(99), respectively)	680	698	141
Reclassification adjustment for amounts recognized in net income (net of tax of $(114), $(132) and $(230), respectively)	213	192	91
Total interest rate hedges, net of tax	467	506	50
Pension and other post-retirement benefits:
Prior service credit recognized during the year (net of tax of $146, $308 and $99, respectively)	(236)	(493)	(160)
Net actuarial losses recognized during the year (net of tax of $(1,231), $(5,762) and $(6,544), respectively)	1,996	9,130	10,721
Net actuarial (loss) gain occurring during the year (net of tax of $39,303, $(28,270), and $23,765, respectively)	(63,740)	44,796	(38,939)
Prior service cost recognized due to curtailment (net of tax of $0, $(803) and $0, respectively	0	(1,272)	0
Net actuarial losses recognized due to curtailment (net of tax of $0, $(21,069) and $0, respectively)	0	33,386	0
Settlements (net of tax of $0, $(7,799) and $(8,303), respectively)	0	(12,357)	(13,604)
Total pension and other postretirement benefits, net of tax	(61,980)	100,448	(14,774)
Unrealized (loss) gain on securities, net:
Net (loss) gain recognized in other comprehensive income (net of tax of $7, $(55) and $0, respectively)	(531)	3,932	3,304
Reclassification adjustment for amounts recognized in net income (net of tax of $(29), $(19) and $0, respectively)	(2,148)	(1,372)	(4,523)
Total unrealized gain (loss) on securities, net	(2,679)	2,560	(1,219)
Other	(24)	1,162	(168)
Other comprehensive (loss) income, net of tax	(137,414)	37,251	(50,472)
Comprehensive (loss) income	(20,395)	(139,271)	29,073
Less: comprehensive income (loss) attributable to noncontrolling interests	1,392	5,616	6,166
Comprehensive (loss) income attributable to Diebold, Incorporated	(21,787)	(144,887)	22,907
Translation adjustment
Other comprehensive (loss) income, net of tax:
Translation adjustment (net of tax of $3,588, $2,064, and $0, respectively)	(73,679)	(70,269)	(36,164)
Foreign currency hedges (net of tax $(307), $(1,719) and $(1,218), respectively)
Other comprehensive (loss) income, net of tax:
Foreign currency hedges (net of tax of $(307), $(1,719) and $(1,218), respectively)	$ 481	$ 2,844	$ 1,803